Stock-Based Incentive Plans (Schedule Of Weighted-Average Fair Value Assumptions) (Detail)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year
Expected life (years)	5	5
Risk-free interest rate	2.30%	2.20%
Dividend yield	2.10%	3.60%
Expected volatility	41.10%	41.10%